Loss Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2023
Profit (loss) [abstract]
Schedule of General and Administrative Expenses
a.
General and administrative expenses

	For the six months ended June 30
	2022	2023
General and administrative expenses	$4,855,050	$6,814,831

General and administrative expenses primarily related to expenses of employees other than those involved in research and development and professional fees. There were no changes in the nature of general and administrative expenses.

Schedule of Research and Development Expenses
b.
Research and development expenses

	For the six months ended June 30
	2022	2023
Research and development expenses	$19,339,045	$25,652,648

Research and development expenses related to preclinical and clinical development work, manufacturing and expenses of employees involved in research and development. There were no changes in the nature of research and development expense. The increase was driven by clinical development expenses and manufacturing costs related to eblasakimab and the TREK-AD Phase 2b trial, and higher headcount required in research and development work.

Summary of Finance costs
c.
Finance costs

	For the six months ended June 30
	2022	2023
Interest on government loan	$218,337	$222,357
Interest on K2HV borrowing	1,732,687	1,969,525
Interest on lease liabilities	3,741	7,207
Other interest expenses	5,556	3,252
	$1,960,321	$2,202,341

Schedule of Depreciation and Amortization
d.
Depreciation and amortization

	For the six months ended June 30
	2022	2023
Right-of-use assets	$134,402	$166,404
Property, plant, and equipment	8,090	12,383
Intangible assets	2,060	2,060
	$142,552	$180,847

All depreciation and amortization expenses are recorded as general and administrative expenses for the six months ended June 30, 2022, and 2023.

Schedule of Employee Benefits Expense
e.
Employee benefits expense

	For the six months ended June 30
	2022	2023
Short-term benefits	$4,900,660	$5,477,372
Post-employment benefits	200,712	257,692
Share-based payments
Equity-settled	1,336,637	1,212,832
Cash settled	(380,964)	244,360
Total employee benefits expenses	$6,057,045	$7,192,256

Employee benefits expenses by function
General and administrative expenses	$2,997,087	$3,897,264
Research and development expenses	3,059,958	3,294,992
	$6,057,045	$7,192,256

Schedule of Other Gains and Losses
f.
Other gains and losses

	For the six months ended June 30
	2022	2023
Net gain on fair value changes of financial liabilities at fair value through profit or loss (Notes 12 and 13)	$104,001	$1,365,984
Net foreign exchange gain	256,084	6,102
Others	(15,402)	(20,366)
	$344,683	$1,351,720